FAIR VALUE OF FINANCIAL INSTRUMENTS- Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Preferred shares	$ 20	$ 20
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	419	373
Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 475	$ 572